SUPPLEMENT DATED MARCH 26, 2024 TO

PROSPECTUS DATED MAY 1, 2013 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics: (i) the termination and liquidation of certain Portfolios available as investment options under your variable annuity contract, namely DWS Capital Growth VIP - Class B Shares and DWS CROCI® U.S. VIP – Class B Shares and (ii) notice that the Asset Allocation Models available under your contract will be updated effective the close of business April 26, 2024.

I.  Termination and Liquidation of the DWS Capital Growth VIP - Class B Shares and the DWS CROCI® U.S. VIP – Class B Shares

The Board of Trustees (the “Board”) of Deutsche DWS Variable Series II (the “Trust”) approved the termination and liquidation of the Class B Shares of DWS Capital Growth VIP and DWS CROCI® U.S. VIP (the “DWS Portfolios”). It is anticipated that the DWS Portfolios will be liquidated on or about June 17, 2024. The DWS Portfolios are available as investment options under your variable annuity contract.

In accordance with the Board’s decision to terminate operations, the DWS Portfolios will be liquidated effective at the close of trading on the New York Stock Exchange (the “NYSE”) on or about June 17, 2024 (the “Liquidation Date”). Assets held by the Separate Account that are invested in the DWS Portfolios will be transferred at the close of trading on the NYSE on the Liquidation Date to the BNY Mellon Variable Investment Fund - Government Money Market Portfolio.

Please note that the Trust has stated that it will no longer accept the purchase of DWS Portfolio shares after April 30, 2024. Therefore, if you provide us with instructions to purchase shares of one of the DWS Portfolios after April 30, 2024, your request will be rejected.

You may make transfers from the DWS Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the DWS Portfolios during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19781CBNY SUPP 03/26/24

Portfolios Available Under the Contract

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/FoundationPostNY. You can also request this information at no cost by calling (800) 313-5282. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 313-5282.

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	AB VPS Balanced Hedged Allocation Portfolio — Class B AllianceBernstein, L.P.	0.97%*	-19.17%	2.06%	5.37%
US Equity Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.90%	-28.69%	11.26%	14.79%
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B AllianceBernstein, L.P.	0.84%	-4.42%	7.82%	11.09%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
US Equity Large Cap Growth	Invesco V.I. Capital Appreciation Fund — Series II shares Invesco Advisers, Inc.	1.05%*	-30.96%	8.00%	10.81%
Real Estate Sector Equity	Invesco V.I. Global Real Estate Fund — Series II shares Invesco Advisers, Inc. (subadvised by Invesco Asset Management Limited)	1.27%	-25.14%	-1.16%	2.22%
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.05%*	-20.31%	6.89%	10.49%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
US Equity Large Cap Value	VP Disciplined Core Value Fund — Class I American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
US Fixed Income	VP Inflation Protection Fund — Class II American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Global Equity Large Cap	VP International Fund — Class I American Century Investment Management, Inc.	1.10%*	-24.75%	2.32%	4.95%
US Equity Large Cap Growth	VP Ultra® Fund — Class I American Century Investment Management, Inc.	0.76%*	-32.38%	11.10%	14.12%
US Equity Large Cap Value	VP Value Fund — Class I American Century Investment Management, Inc.	0.73%*	0.54%	7.85%	10.59%

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Mid Cap	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management North America Limited)	0.80%*	-14.08%	3.50%	8.87%
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management Limited)	0.68%	-22.87%	9.33%	11.36%
US Money Market	BNY Mellon Variable Investment Fund — Government Money Market Portfolio BNY Mellon Investment Adviser, Inc. (subadvised by Dreyfus)	0.55%	1.26%	0.88%	0.48%
US Equity Small Cap	DWS Small Mid Cap Value VIP — Class B Shares DWS Investment Management Americas, Inc.	1.18%*	-16.14%	1.77%	6.84%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.17%	-2.74%	1.93%	2.52%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.85%	-26.49%	8.39%	11.15%
US Equity Large Cap Value	VIP Equity-Income PortfolioSM — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.76%	-5.25%	7.88%	9.91%
US Equity Mid Cap	VIP Mid Cap Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.86%	-14.97%	5.68%	9.69%
US Equity Large Cap Growth	Franklin Large Cap Growth VIP Fund — Class 2 Shares Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
Aggressive Allocation	Franklin Mutual Shares VIP Fund — Class 2 Shares Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%
Global Equity Large Cap	Templeton Foreign VIP Fund — Class 2 Shares Templeton Investment Counsel, LLC	1.09%*	-7.61%	-1.97%	1.47%
Global Equity Large Cap	Templeton Growth VIP Fund — Class 2 Shares Templeton Global Advisors Limited (subadvised by Templeton Asset Management Ltd)	1.12%*	-11.50%	-0.76%	-4.05%
US Fixed Income	LVIP JPMorgan Core Bond Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.51%	-12.58%	0.13%	1.07%
US Equity Mid Cap	LVIP JPMorgan Mid Cap Value Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.73%	-8.16%	6.00%	9.98%
US Equity Small Cap	LVIP JPMorgan Small Cap Core Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.76%	-19.35%	4.07%	9.59%
US Equity Large Cap Blend	LVIP JPMorgan U.S. Equity Fund — Standard Class JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.67%	-18.69%	10.25%	13.21%

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Fixed Income	MFS® Income Portfolio — Service Class Shares Massachusetts Financial Services Company	1.00%*	-13.85%	0.50%	1.80%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	0.98%*	-19.45%	11.67%	13.01%
Moderate Allocation	MFS® Total Return Series — Service Class Shares Massachusetts Financial Services Company	0.86%*	-9.84%	4.91%	7.07%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.76%	-10.28%	1.89%	3.53%
US Fixed Income	Low Duration Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
Moderate Allocation	Total Return V.I.S. Fund[1] — Class 3 Shares SSGA Funds Management, Inc.	0.95%	-16.72%	1.55%	4.61%

[1]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.70%	-16.51%	1.81%	4.87%

The following Portfolios are not available to contracts issued on or after January 5, 2009:

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Franklin Allocation VIP Fund — Class 2 Shares Franklin Advisers, Inc. (subadvised by Franklin Templeton Institutional, LLC, Templeton Global Advisors Limited, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, and Western Asset Management Company Limited)	0.82%*	-16.00%	2.57%	5.56%
Cautious Allocation	Franklin Income VIP Fund — Class 2 Shares Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%

*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

800.313.5282

or by writing:

Genworth Life Insurance Company of New York

Service Center

6610 West Broad Street

Richmond, Virginia 23230

Please include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II.  Notice of Update to Asset Allocation Models Effective After the Close of Business on April 26, 2024

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 26, 2024.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through April 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Mid Cap Value	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	5.0%	8.0%	13.0%	18.0%	21.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	3.0%	4.0%	5.0%	7.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	4.0%	8.0%	12.0%	16.0%	20.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	20.0%	15.0%	10.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	20.0%	14.0%	10.0%	4.0%	0.0%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	14.0%	11.0%	7.0%	4.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Current through April 26, 2024

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

American Century VP Disciplined Core Value Fund — Class I

American Century VP Value Fund — Class I

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Deutsche DWS CROCI® U.S. VIP — Class B Shares

Fidelity® VIP Contrafund® Portfolio — Service Class 2

Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® VIT Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

American Century VP Inflation Protection Fund — Class II

American Century VP International Fund — Class I

American Century VP Ultra® Fund — Class I

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Deutsche DWS Capital Growth VIP — Class B Shares

Deutsche DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance VT Floating-Rate Income Fund

Fidelity® VIP Mid Cap Portfolio — Service Class 2

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

MFS® VIT Income Portfolio — Service Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

LVIP JPMorgan Core Bond Fund — Standard Class PIMCO VIT Low Duration Portfolio — Administrative Class Shares

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on April 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Templeton Growth VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. American Franchise Fund – Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	2.0%	4.0%	6.0%	8.0%	10.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Global Real Estate Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Mid Cap Value Fund — Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	BNY Mellon MidCap Stock Portfolio — Initial Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Main Street Small Cap Fund® -Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan Small Cap Core Fund – Standard Class	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Class	24.0%	18.0%	12.0%	6.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Effective after the close of business on April 26, 2024

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

American Century VP Disciplined Core Value Fund — Class I

American Century VP Value Fund — Class I

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Fidelity® VIP Contrafund® Portfolio — Service Class 2

Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® VIT Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

American Century VP Inflation Protection Fund — Class II

American Century VP International Fund — Class I

American Century VP Ultra® Fund — Class I

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Deutsche DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance VT Floating-Rate Income Fund

Fidelity® VIP Mid Cap Portfolio — Service Class 2

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

MFS® VIT Income Portfolio — Service Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

LVIP JPMorgan Core Bond Fund — Standard Class PIMCO VIT Low Duration Portfolio — Administrative Class Shares

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that as a result of the pending liquidation of DWS Capital Growth VIP - Class B Shares and DWS CROCI® U.S. VIP – Class B Shares, changes are being made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. In this case, shares of DWS Capital Growth VIP - Class B Shares and DWS CROCI® U.S. VIP – Class B Shares will be unavailable under the contract and the Model after April 30, 2024. If we do not receive new allocation instructions from a contract owner invested in one of these Portfolios under the Model before the affected Portfolio is liquidated, the contract owner’s assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a “self-directed portfolio”), you have terminated your advisory relationship with AssetMark, Inc. (“AssetMark”), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.